Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents (including restricted cash, note 3(c))	$ 37,646	$ 54,853
Accounts receivable (note 6)	73,054	88,077
Inventories (note 7)	53,526	67,530
Prepaid expenses	5,660	6,323
Total current assets	169,886	216,783
Long-term investments (note 8)	39,732	4,792
Property, plant and equipment (note 9)	41,956	69,489
Operating lease right-of-use assets (note 14)	19,019	22,877
Intangible assets (note 10)	5,277	6,822
Deferred income tax assets (note 19(b))	9,695	11,554
Goodwill (note 11)	2,876	3,066
Other long-term assets (note 12)	3,180	20,365
Total assets	291,621	355,748
Current liabilities:
Accounts payable and accrued liabilities (note 13)	88,123	95,374
Current portion of operating lease liabilities (note 14)	2,624	3,307
Short-term debt (note 15)	0	15,156
Current portion of long-term debt (note 16)	14,660	14,108
Current portion of warranty liability (note 17)	3,861	6,892
Total current liabilities	109,268	134,837
Long-term operating lease liabilities (note 14)	16,433	19,300
Long-term debt (note 16)	19,067	30,957
Warranty liability (note 17)	1,456	1,614
Deferred income tax liabilities (note 19(b))	4,029	3,477
Other long-term liabilities	4,343	5,115
Total liabilities	154,596	195,300
Share capital (note 18):
Unlimited common and preferred shares, no par value 17,282,934 (2023 - 17,174,502) common shares issued and outstanding	1,245,805	1,244,539
Other equity instruments	9,472	9,672
Additional paid-in-capital	11,516	11,516
Accumulated deficit	(1,096,275)	(1,074,434)
Accumulated other comprehensive loss	(33,493)	(30,845)
Total shareholders' equity	137,025	160,448
Total liabilities and shareholders' equity	291,621	355,748
Commitments and contingencies (note 21)